Fees Summary	Apr. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 366,200,000.00
Previously Paid Amount	50,572.22
Total Fee Amount	50,572.22
Total Offset Amount	0.00
Net Fee	$ 0.00